Derivative financial instruments - Hedging instruments which are carried on the Barclays Bank's balance sheet (Fair value hedges) (Details) £ / shares in Millions, £ in Millions	12 Months Ended
	Dec. 31, 2022 GBP (£) £ / shares	Dec. 31, 2021 GBP (£) £ / shares
Nominal amount directly impacted by IBOR reform
Disclosure of detailed information about hedging instruments [line items]
Nominal amount | £ / shares	21,208
Derivatives designated as fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal amount | £ / shares	80,108	58,820
Change in fair value used as a basis to determine ineffectiveness	£ 3,275	£ 462
Derivatives designated as fair value hedges | Nominal amount directly impacted by IBOR reform
Disclosure of detailed information about hedging instruments [line items]
Nominal amount | £ / shares	14,480	10,479
Derivatives designated as fair value hedges | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amount | £ / shares	67,613	51,219
Change in fair value used as a basis to determine ineffectiveness	£ 858	£ 527
Derivatives designated as fair value hedges | Interest rate risk | Nominal amount directly impacted by IBOR reform
Disclosure of detailed information about hedging instruments [line items]
Nominal amount | £ / shares	11,987	8,855
Derivatives designated as fair value hedges | - Inflation risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amount | £ / shares	12,495	7,601
Change in fair value used as a basis to determine ineffectiveness	£ 2,417	£ (65)
Derivatives designated as fair value hedges | - Inflation risk | Nominal amount directly impacted by IBOR reform
Disclosure of detailed information about hedging instruments [line items]
Nominal amount | £ / shares	2,493	1,624
Derivatives | Derivatives designated as fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Derivative assets	£ 27	£ 53
Hedging instrument, liabilities	(776)	(1,045)
Derivatives | Derivatives designated as fair value hedges | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Derivative assets	0	53
Hedging instrument, liabilities	0	0
Derivatives | Derivatives designated as fair value hedges | - Inflation risk
Disclosure of detailed information about hedging instruments [line items]
Derivative assets	27	0
Hedging instrument, liabilities	(776)	(1,045)
Loan liabilities | Derivatives designated as fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	0	0
Loan liabilities | Derivatives designated as fair value hedges | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	0	0
Loan liabilities | Derivatives designated as fair value hedges | - Inflation risk
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	£ 0	£ 0